SEI INSTITUTIONAL MANAGED TRUST

Large Cap Disciplined Equity Fund
Large Cap Growth Fund
Tax-Managed Small Cap Fund

Supplement Dated July 12, 2005
to the Class A Shares Prospectus Dated January 31, 2005

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Sub-Advisers for Large Cap Growth Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap Growth Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to McKinley Capital Management Inc. under the sub-section "Large Cap Growth Fund" is hereby deleted and replaced with the following paragraph:

Quantitative Management Associates LLC: Quantitative Management Associates LLC (QMA), located at Gateway Center 2, McCarter Highway and Market Street, Newark, New Jersey 07102, serves as a Sub-Adviser to the Large Cap Growth Fund. James H. Scott, PhD, President, and Margaret S. Stumpp, PhD, Chief Investment Officer, manage the portion of the Large Cap Growth Fund's assets allocated to QMA. Mr. Scott and Ms. Stumpp have been with QMA since the firm's formation in 2003. Prior to that, Mr. Scott and Ms. Stumpp were each employed by Prudential Investment Management, Inc. (PIM) for 15 years, most recently as Senior Managing Directors. QMA is a subsidiary of PIM.

There are no changes to the other sub-advisers of the Large Cap Growth Fund.

Change in Sub-Advisers for Large Cap Disciplined Equity Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap Disciplined Equity Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the following paragraphs are hereby added under the sub-section entitled "Large Cap Disciplined Equity Fund":

Bridgewater Associates, Inc.: Bridgewater Associates, Inc. (Bridgewater), located at 1 Glendinning Place, Westport, Connecticut 06880, serves as a Sub-Adviser to the Large Cap Disciplined Equity Fund. A team of investment professionals at Bridgewater, consisting of Raymond T. Dalio, Robert P. Prince and Greg Jensen, manages the portion of the Large Cap Disciplined Equity Fund's assets allocated to Bridgewater. Mr. Dalio is President and Chief Investment Officer of Bridgewater and has 32 years of investment experience. Mr. Prince is Co-Chief Investment Officer of Bridgewater and has 24 years of investment experience. Mr. Jensen is Director of Research and Trading of Bridgewater and has 9 years of investment experience. Messrs. Dalio, Prince and Jensen have been with Bridgewater for 30, 19 and 9 years, respectively.

Smith Breeden Associates, Inc.: Smith Breeden Associates, Inc. (Smith Breeden), located at 100 Europa Drive, Suite 200, Chapel Hill, North Carolina 27157, serves as a Sub-Adviser to the Large Cap Disciplined Equity Fund. A team of investment professionals at Smith Breeden, led by John Sprow, Senior Portfolio Manager, and John Kerschner, CFA, Senior Portfolio Manager, manages the portion of the Large Cap Disciplined Equity Fund's assets allocated to Smith Breeden. Mr. Sprow joined Smith Breeden in 1987 and has 17 years of investment experience. Mr. Kerschner joined Smith Breeden in 1994 and has 14 years of investment experience.

There are no changes to the other sub-advisers of the Large Cap Disciplined Equity Fund.

Change in Sub-Adviser for the Tax-Managed Small Cap Fund

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Tax-Managed Small Cap Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added under the sub-section entitled "Tax-Managed Small Cap Fund":

Parametric Portfolio Associates: Parametric Portfolio Associates (Parametric), located at 1151 Fairview Avenue North, Seattle, Washington 98109-4418, serves as a Sub-Adviser to the Tax-Managed Small Cap Fund. David Stein, Managing Director and Chief Investment Officer, and Thomas Seto, Director of Portfolio Management, manage the portion of the Tax-Managed Small Cap Fund's assets allocated to Parametric. Messrs. Stein and Seto have been with Parametric since 1996 and 1998, respectively.

There are no changes to the other sub-advisers of the Tax-Managed Small Cap Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Growth Fund

Supplement Dated July 12, 2005
to the Class I Shares Prospectus Dated January 31, 2005

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Sub-Advisers for Large Cap Growth Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap Growth Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to McKinley Capital Management Inc. under the sub-section "Large Cap Growth Fund" is hereby deleted and replaced with the following paragraph:

Quantitative Management Associates LLC: Quantitative Management Associates LLC (QMA), located at Gateway Center 2, McCarter Highway and Market Street, Newark, New Jersey 07102, serves as a Sub-Adviser to the Large Cap Growth Fund. James H. Scott, PhD, President, and Margaret S. Stumpp, PhD, Chief Investment Officer, manage the portion of the Large Cap Growth Fund's assets allocated to QMA. Mr. Scott and Ms. Stumpp have been with QMA since the firm's formation in 2003. Prior to that, Mr. Scott and Ms. Stumpp were each employed by Prudential Investment Management, Inc. (PIM) for 15 years, most recently as Senior Managing Directors. QMA is a subsidiary of PIM.

There are no changes to the other sub-advisers of the Large Cap Growth Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Disciplined Equity Fund
Large Cap Growth Fund
Tax-Managed Small Cap Fund

Supplement Dated July 12, 2005
to the Statement of Additional Information ("SAI") Dated January 31, 2005

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with the SAI.

Change in Sub-Advisers

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap Growth, Large Cap Disciplined Equity and Tax-Managed Small Cap Funds. In the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and the Sub-Advisers," the paragraphs related to McKinley Capital Management Inc., Parametric Portfolio Associates and Quantitative Management Associates LLC are hereby deleted and replaced with the following:

McKINLEY CAPITAL MANAGEMENT INC.-McKinley Capital Management Inc. ("McKinley Capital") serves as a sub-adviser for a portion of the assets of the Tax-Managed Small Cap and Small Cap Growth Funds. McKinley Capital was founded in 1990 and is wholly-owned by its employees.

PARAMETRIC PORTFOLIO ASSOCIATES-Parametric Portfolio Associates ("Parametric") serves as a sub-adviser for a portion of the assets of the Tax-Managed Large Cap and Tax-Managed Small Cap Funds. Parametric is 80% owned by Eaton Vance Corp., a Boston-based investment management firm, and 20% by Parametric's executives and employees.

QUANTITATIVE MANAGEMENT ASSOCIATES LLC-Quantitative Management Associates LLC ("QMA") serves as sub-adviser for a portion of the assets of the Large Cap Disciplined Equity and Large Cap Growth Funds. QMA is a direct wholly-owned subsidiary of Prudential Investment Management, Inc., a wholly-owned subsidiary of Prudential Asset Management Holding Company, Inc., which in turn is wholly-owned by Prudential Financial, Inc. QMA is a New Jersey limited liability company formed in 2003.

In addition, in the sub-section entitled "The Sub-Advisers" under the section entitled "The Advisers and Sub-Advisers," the following paragraphs are hereby added:

BRIDGEWATER ASSOCIATES, INC.-Bridgewater Associates, Inc. ("Bridgewater") serves as a sub-adviser for a portion of the assets of the Large Cap Disciplined Equity Fund. Bridgewater was founded in 1975 and is 100% employee owned and controlled. Raymond Dalio, President, Chief Investment Officer and founder, Giselle Wagner, Chief Operating Officer, and Robert Prince, Co-Chief Investment Officer, are Bridgewater's principal shareholders and own the majority of the firm.

SMITH BREEDEN ASSOCIATES, INC.-Smith Breeden Associates, Inc. ("Smith Breeden") serves as a sub-adviser for a portion of the assets of the Large Cap Disciplined Equity Fund. Smith Breeden has been an independent and employee-owned corporation since its inception in 1982.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE